Debt Redemptions (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2010	Apr. 02, 2011 Senior Subordinated Convertible Notes 3.25% due 2024 [Member]	Dec. 31, 2010 Floating Rate Convertible Senior Debentures due 2033 [Member]	Dec. 31, 2010 Senior Subordinated Notes 6.125% Due 2015 [Member]	Dec. 31, 2010 Senior Convertible Notes 2.50% Due 2023 [Member]
Extinguishment of Debt [Line Items]
Extinguishment of Debt, Amount		$ 329.0	$ 326.0		$ 13.0
Extinguishment of Debt, Total Cash Outlay		452.0	573.0	515.0	28.0
Gains (Losses) On Extinguishment Of Debt	$ (17.0)			$ (15.0)